Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total to non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (in millions)	Adjusted EBITDA plus P&I (4) (in millions)
2022	$5,358,001	$(741,135)	$1,759,025	$929,868	$161.38	$237.04	$(130.3)	$267.0
2021	$1,465,350	$(9,504,639)	$1,655,820	$227,086	$250.18	$250.13	$(147.5)	$178.8
2020	$1,593,926	$29,767,585	$1,516,313	$5,851,538	$404.39	$333.94	$(307.8)	$115.4

Company Selected Measure Name	Adjusted EBITDA, plus P&I
Peer Group Issuers, Footnote [Text Block]	(3) The Invesco Solar ETF for purposes of Item 201(e) of Regulation S-K was used for purposes of calculating peer group total shareholder return and is comprised of the following issuers: First Solar, Inc., SolarEdge Technologies, Inc., Enphase Energy, Inc., GCL Technology Holdings Ltd., Xinyi Solar Holdings Ltd., Daqo New Energy Corp. ADR, Canadian Solar Inc., JinkoSolar Holdings Co, Ltd. ADR, Meyer Burger Technology AG, SMA Solar Technology AG, Flat Glass Group Co Ltd., United Renewable Energy Co. Ltd./Taiwan, TSEC Corp., Maxeon Solar Technologies Ltd., Motech Industries Inc., Hyundai Energy Solutions Co. Ltd., Gigasolar Materials Corp., Encavis AG, Sunnova Energy International Inc., Atlantica Sustainable Infrastructure PLC, Solaria Energia y Medio Ambiente SA, Neoen SA, Enlight Renewable Energy Ltd., Xinyi Energy Holdings Ltd., West Holdings Corp., Grenergy Renovables SA, OY Nofar Energy Ltd., Scatec ASA, Energix-Renewable Energies Ltd., RENOVA Inc., Altus Power Inc., ReNew Global plc, GCL New Energy Holdings Ltd., Doral Group Renewable Energy Resources Ltd., Sunrun Inc., Array Technologies Inc., Shoals Technologies Group Inc., SunPower Corp., Xinte Energy Co. Ltd., Triumph New Energy Co Ltd., Soltec Power Holdings SA, Emeren Group Ltd ADR, Hanwha Solutions Corp and Hannon Armstrong Sustainable Infrastructure Capital Inc.
PEO Total Compensation Amount	$ 5,358,001	$ 1,465,350	$ 1,593,926
PEO Actually Paid Compensation Amount	$ (741,135)	(9,504,639)	29,767,585
Adjustment To PEO Compensation, Footnote [Text Block]
(1) The summary compensation table totals for the President and CEO, Mr. William J. Berger, are adjusted as indicated in the table below to arrive at the "Compensation Actually Paid to PEO" each year. With respect to equity award adjustments for each applicable year, as disclosed in the table below, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Adjustments to Determine Compensation Actually Paid for PEO	2022	2021	2020
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(368,095)	$(500,000)	$(863,172)
Deduction for amounts reported under the "Option Awards" column in the Summary Compensation Table	$(4,000,000)	$—	$—
Increase for fair value of awards granted during year that remain unvested as of year-end	$2,714,217	$—	$1,513,841
Increase for fair value of awards granted during year that vest during year	$499,994	$863,145	$—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(4,719,063)	$(10,244,063)	$24,264,295
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(226,189)	$(1,089,071)	$3,258,695
Deduction of fair value of awards granted prior to year that were forfeited during year	$—	$—	$—
Increase based on dividends or other earnings paid during year prior to vesting date of award	$—	$—	$—
Total Adjustments	$(6,099,136)	$(10,969,989)	$28,173,659

Non-PEO NEO Average Total Compensation Amount	$ 1,759,025	1,655,820	1,516,313
Non-PEO NEO Average Compensation Actually Paid Amount	$ 929,868	227,086	5,851,538
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(2) The individuals that were non-PEO NEOs during each applicable year are Messrs. Lane, Hillstrand, Baker, Grasso and Santo Salvo. The average summary compensation table totals for Non-PEO NEOs are adjusted to arrive at the average compensation actually paid to the Non-PEO NEOs each year using the same methodology as described for the PEO and as indicated in the table below. With respect to equity award adjustments for each applicable year, as disclosed in the table below, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Adjustments to Determine Compensation Actually Paid for Non-PEO NEOs	2022	2021	2020
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(670,193)	$(871,607)	$(1,098,557)
Deduction for amounts reported under the "Option Awards" column in the Summary Compensation Table	$(545,000)	$(226,875)	$—
Increase for fair value of awards granted during year that remain unvested as of year-end	$753,197	$667,968	$3,663,527
Increase for fair value of awards granted during year that vest during year	$190,964	$305,277	$—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(404,315)	$(1,073,467)	$1,113,462
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(153,811)	$(230,031)	$656,793
Deduction of fair value of awards granted prior to year that were forfeited during year	$—	$—	$—
Increase based on dividends or other earnings paid during year prior to vesting date of award	$—	$—	$—
Total Adjustments	$(829,158)	$(1,428,735)	$4,335,225

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Key Performance Measures
Adjusted EBITDA, plus P&I
Recurring Operating Cash Flows
Gross Contracted Customer Value

Total Shareholder Return Amount	$ 161.38	250.18	404.39
Peer Group Total Shareholder Return Amount	237.04	250.13	333.94
Net Income (Loss)	$ (130,300,000)	$ (147,500,000)	$ (307,800,000)
Company Selected Measure Amount	267,000,000.0	178,800,000	115,400,000
Additional 402(v) Disclosure [Text Block]
2022 KEY PERFORMANCE MEASURES

The table below contains an unranked list of the "most important financial performance measures" (within the meaning of Item 402(v)(6) of Reg. S-K) used by the Company to link executive compensation actually paid to the Company’s fiscal year 2022 performance. These measures are more fully described in this proxy statement in the “Compensation Discussion and Analysis - Company Goals and Metrics” section.
Compensation and Human Resources Committee Interlocks and Insider Participation

During 2022, Ms. Brownell (Chair) and Messrs. D’Argenio, Longstreth and Morgan served on our Compensation and Human Capital Committee. No member of our Compensation and Human Capital Committee is or was an officer or employee of the Company. During 2022, no executive officer of the Company served as (i) a member of the Compensation and Human Capital Committee (or other board committee performing equivalent functions) of another entity, one of whose executive officers served on our Compensation and Human Capital Committee, (ii) a director of another entity, one of whose executive officers served on our Compensation and Human Capital Committee, or (iii) a member of the Compensation and Human Capital Committee (or other board committee performing equivalent functions) of another entity, one of whose executive officers served as our director.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA, plus P&I
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA, plus P&I is equal to Adjusted EBITDA plus interest income from customer notes receivable and principal proceeds from customer notes receivable net of related revenue. We define Adjusted EBITDA as net income (loss) plus net interest expense, depreciation and amortization expense, income tax expense, financing deal costs, natural disaster losses and related charges, net, losses on extinguishment of long-term debt, realized and unrealized gains and losses on fair value instruments, amortization of payments to dealers for exclusivity and other bonus arrangements, legal settlements and excluding the effect of certain non-recurring items we do not consider to be indicative of our ongoing operating performance such as, but not limited to, acquisition costs, losses on unenforceable contracts, and other non-cash items such as non-cash compensation expense, ARO accretion expense, provision for current expected credit losses and non-cash inventory impairments.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Recurring Operating Cash Flows
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Contracted Customer Value
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,099,136)	$ (10,969,989)	$ 28,173,659
PEO [Member] | Equity Awards Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(368,095)	(500,000)	(863,172)
PEO [Member] | Equity Awards Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(4,000,000)	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	2,714,217	0	1,513,841
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	499,994	863,145	0
PEO [Member] | Equity Awards Granted In Prior years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(4,719,063)	(10,244,063)	24,264,295
PEO [Member] | Equity Awards Granted In Prior years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(226,189)	(1,089,071)	3,258,695
PEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(829,158)	(1,428,735)	4,335,225
Non-PEO NEO [Member] | Equity Awards Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(670,193)	(871,607)	(1,098,557)
Non-PEO NEO [Member] | Equity Awards Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(545,000)	(226,875)	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	753,197	667,968	3,663,527
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	190,964	305,277	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(404,315)	(1,073,467)	1,113,462
Non-PEO NEO [Member] | Equity Awards Granted In Prior years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(153,811)	(230,031)	656,793
Non-PEO NEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0